Debt (ALS II Narrative) (Details) - ALS II Debt [Member] $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) item
Debt Instrument [Line Items]
Number of aircraft designated as collateral | item	26
Debt Instrument, Collateral Amount | $	$ 745.3